The Growth Fund of America®
Investment portfolio
November 30, 2022
unaudited
Common stocks 90.84% Information technology 20.44%	Shares	Value (000)
Microsoft Corp.	45,053,455	$11,494,939
Broadcom, Inc.	8,844,323	4,873,487
ASML Holding NV	4,064,213	2,472,143
ASML Holding NV (New York registered) (ADR)	2,407,395	1,463,985
Mastercard, Inc., Class A	8,752,537	3,119,404
Taiwan Semiconductor Manufacturing Company, Ltd.	78,561,000	1,255,106
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,519,477	292,046
Applied Materials, Inc.	11,372,411	1,246,416
Motorola Solutions, Inc.	4,545,557	1,237,301
ServiceNow, Inc.[1]	2,906,850	1,210,122
Micron Technology, Inc.	19,533,974	1,126,134
Visa, Inc., Class A	4,631,117	1,004,952
Apple, Inc.	5,796,862	858,109
Shopify, Inc., Class A, subordinate voting shares[1]	18,023,520	736,801
NVIDIA Corp.	3,987,117	674,740
Wolfspeed, Inc.[1,2]	7,390,799	671,971
EPAM Systems, Inc.[1]	1,814,818	668,906
Synopsys, Inc.[1]	1,747,078	593,203
Cloudflare, Inc., Class A1	8,634,004	424,275
Block, Inc., Class A1	6,000,553	406,657
Snowflake, Inc., Class A1	2,781,181	397,431
Fiserv, Inc.[1]	3,732,570	389,531
Bill.com Holdings, Inc.[1]	2,840,436	342,045
MongoDB, Inc., Class A1	1,948,966	297,588
Trimble, Inc.[1]	4,967,310	296,797
TE Connectivity, Ltd.	2,020,775	254,860
Affirm Holdings, Inc., Class A1,3	16,725,001	232,812
Datadog, Inc., Class A1	3,029,709	229,591
Salesforce, Inc.[1]	1,336,635	214,196
RingCentral, Inc., Class A1	5,562,485	206,146
Nice, Ltd. (ADR)[1]	1,010,491	196,207
Keyence Corp.	452,200	192,303
Atlassian Corp., Class A1	1,434,672	188,731
DocuSign, Inc.[1]	3,993,955	187,995
Autodesk, Inc.[1]	906,630	183,094
CDW Corp.	961,893	181,451
Arista Networks, Inc.[1]	1,254,713	174,782
Ceridian HCM Holding, Inc.[1]	2,431,166	166,389
MicroStrategy, Inc., Class A1	803,352	159,136
First Solar, Inc.[1]	884,834	152,660
Adobe, Inc.[1]	425,672	146,827
Fidelity National Information Services, Inc.	2,000,000	145,160
Zscaler, Inc.[1]	1,003,789	133,956
Smartsheet, Inc., Class A1	3,789,626	116,493
CrowdStrike Holdings, Inc., Class A1	981,474	115,470
Genpact, Ltd.	2,437,932	112,413
The Growth Fund of America — Page 1 of 13

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Intuit, Inc.	256,000	$104,343
Enphase Energy, Inc.[1]	317,241	101,704
MKS Instruments, Inc.	1,141,368	95,715
Ciena Corp.[1]	2,023,092	90,958
VeriSign, Inc.[1]	418,393	83,599
Lam Research Corp.	173,816	82,107
Amadeus IT Group SA, Class A, non-registered shares[1]	1,483,594	80,774
Accenture PLC, Class A	255,564	76,907
Nuvei Corp., subordinate voting shares[1]	2,485,261	76,600
Kulicke and Soffa Industries, Inc.	1,524,058	73,079
Concentrix Corp.	590,483	72,263
Paycom Software, Inc.[1]	196,835	66,747
Alteryx, Inc., Class A1	1,423,345	63,837
Samsung Electronics Co., Ltd.	1,305,500	62,695
GoDaddy, Inc., Class A1	787,182	62,290
GitLab, Inc., Class A1,3	1,560,795	61,729
Qorvo, Inc.[1]	521,950	51,804
Toast, Inc., Class A1	2,685,518	49,306
QUALCOMM, Inc.	385,921	48,815
Marqeta, Inc., Class A1	7,261,669	48,581
TELUS International (Cda), Inc., subordinate voting shares[1]	2,197,547	46,280
Globant SA1	233,913	43,831
Zebra Technologies Corp., Class A1	157,953	42,692
Constellation Software, Inc.	24,500	39,497
Stripe, Inc., Class B1,4,5	1,123,404	31,343
CCC Intelligent Solutions Holdings, Inc.[1]	1,480,590	13,621
Guidewire Software, Inc.[1]	47,000	2,788
Paylocity Holding Corp.[1]	8,991	1,959
		42,920,625
Consumer discretionary 20.17%
Tesla, Inc.[1]	48,882,614	9,517,445
Amazon.com, Inc.[1]	59,313,250	5,726,101
Home Depot, Inc.	5,227,884	1,693,782
Airbnb, Inc., Class A1	16,045,848	1,638,923
D.R. Horton, Inc.[2]	17,482,924	1,503,531
General Motors Company	31,612,530	1,282,204
Chipotle Mexican Grill, Inc.[1]	780,139	1,269,255
Royal Caribbean Cruises, Ltd.[1,2]	20,055,331	1,201,916
LVMH Moët Hennessy-Louis Vuitton SE	1,430,446	1,107,538
Dollar General Corp.	3,602,541	921,098
Caesars Entertainment, Inc.[1,2]	17,683,884	898,518
MercadoLibre, Inc.[1]	923,180	859,467
Flutter Entertainment PLC[1]	5,640,635	849,735
NVR, Inc.[1,2]	181,256	840,848
Hilton Worldwide Holdings, Inc.	5,695,537	812,298
NIKE, Inc., Class B	6,160,655	675,762
DoorDash, Inc., Class A1	11,522,150	671,165
Booking Holdings, Inc.[1]	319,031	663,409
Darden Restaurants, Inc.	4,392,256	645,618
Dollar Tree Stores, Inc.[1]	4,224,145	634,847
Rivian Automotive, Inc., Class A1	18,506,255	592,940
Las Vegas Sands Corp.[1]	11,988,054	561,520
Burlington Stores, Inc.[1]	2,714,767	531,226
Hermès International	322,114	529,456
The Growth Fund of America — Page 2 of 13

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Coupang, Inc., Class A1	26,997,136	$525,904
Aptiv PLC[1]	4,660,483	497,134
Polaris, Inc.[2]	3,857,278	439,961
Mattel, Inc.[1,2]	23,133,705	421,727
Floor & Decor Holdings, Inc., Class A1,2	5,622,708	419,623
Etsy, Inc.[1]	3,103,761	409,976
Evolution AB	3,803,608	389,702
Starbucks Corp.	3,521,155	359,862
Moncler SpA	6,070,435	318,921
Lennar Corp., Class A	3,629,762	318,802
Wayfair, Inc., Class A1,3	6,896,912	252,703
CarMax, Inc.[1]	3,564,619	247,242
Vail Resorts, Inc.	872,156	224,615
Target Corp.	1,337,493	223,455
lululemon athletica, Inc.[1]	424,258	161,350
Peloton Interactive, Inc., Class A1,3	13,985,271	159,152
Galaxy Entertainment Group, Ltd.	23,285,000	141,078
Norwegian Cruise Line Holdings, Ltd.[1,3]	8,236,921	135,415
Adient PLC[1]	3,437,538	133,858
Aramark	3,157,453	131,350
Kering SA	199,318	120,885
Churchill Downs Inc.	502,824	111,607
adidas AG	795,308	101,415
Entain PLC	5,470,950	94,022
YETI Holdings, Inc.[1]	1,985,128	89,112
Toll Brothers, Inc.	1,303,547	62,453
YUM! Brands, Inc.	478,244	61,531
LGI Homes, Inc.[1]	561,564	55,786
Domino’s Pizza, Inc.	140,511	54,621
Xpeng, Inc., Class A (ADR)[1,3]	2,445,000	26,430
TopBuild Corp.[1]	105,358	16,234
Helen of Troy, Ltd.[1]	139,635	13,760
Carvana Co., Class A1,3	1,020,101	7,865
		42,356,153
Health care 15.04%
UnitedHealth Group, Inc.	12,663,140	6,936,362
Thermo Fisher Scientific, Inc.	4,468,413	2,503,294
Eli Lilly and Company	6,274,357	2,328,288
Regeneron Pharmaceuticals, Inc.[1]	2,541,681	1,910,582
Alnylam Pharmaceuticals, Inc.[1,2]	7,018,765	1,548,269
Abbott Laboratories	14,076,023	1,514,299
Vertex Pharmaceuticals, Inc.[1]	4,453,826	1,409,190
Centene Corp.[1]	10,224,754	890,065
Seagen, Inc.[1]	7,006,104	850,471
CVS Health Corp.	8,066,742	821,840
Stryker Corp.	3,452,865	807,591
Zoetis, Inc., Class A	4,983,243	768,117
Intuitive Surgical, Inc.[1]	2,166,266	585,737
Insulet Corp.[1]	1,804,361	540,172
NovoCure, Ltd.[1,2]	7,023,727	539,703
Teva Pharmaceutical Industries, Ltd. (ADR)[1,2]	58,734,848	515,105
AbbVie, Inc.	3,074,486	495,546
Edwards Lifesciences Corp.[1]	6,151,229	475,182
Horizon Therapeutics PLC[1]	4,687,341	470,093
The Growth Fund of America — Page 3 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Danaher Corp.	1,550,616	$423,954
ResMed, Inc.	1,791,019	412,293
DexCom, Inc.[1]	3,432,592	399,142
Moderna, Inc.[1]	2,250,000	395,797
Humana, Inc.	697,589	383,604
PerkinElmer, Inc.	2,687,499	375,524
Novo Nordisk A/S, Class B	2,907,812	364,028
Pfizer, Inc.	4,987,584	250,028
Align Technology, Inc.[1]	1,223,500	240,613
Oak Street Health, Inc.[1]	10,444,377	225,807
Mettler-Toledo International, Inc.[1]	151,785	223,057
AstraZeneca PLC	1,552,888	210,128
Molina Healthcare, Inc.[1]	622,442	209,620
Karuna Therapeutics, Inc.[1]	867,753	204,191
Guardant Health, Inc.[1]	3,695,292	193,412
QIAGEN NV1	3,630,875	179,873
Catalent, Inc.[1]	3,541,584	177,540
Zimmer Biomet Holdings, Inc.	999,058	119,987
Verily Life Sciences, LLC[1,4,5]	673,374	101,444
Ascendis Pharma A/S (ADR)[1,3]	631,556	77,719
Exact Sciences Corp.[1]	1,711,386	76,927
Inari Medical, Inc.[1]	1,012,851	74,526
Elevance Health, Inc.	127,304	67,843
BeiGene, Ltd. (ADR)[1,3]	306,017	58,636
Fate Therapeutics, Inc.[1]	2,174,249	45,268
CRISPR Therapeutics AG1	800,865	43,879
Penumbra, Inc.[1]	145,074	30,394
Galapagos NV1	729,041	28,946
R1 RCM, Inc.[1]	3,033,129	27,450
Masimo Corp.[1]	177,600	25,741
Ultragenyx Pharmaceutical, Inc.[1]	505,857	18,363
Biohaven, Ltd.[1,3]	527,378	8,343
		31,583,983
Industrials 9.47%
General Electric Co.	30,132,613	2,590,501
Carrier Global Corp.[2]	53,455,626	2,369,153
Old Dominion Freight Line, Inc.	5,409,850	1,637,075
Caterpillar, Inc.	6,563,632	1,551,708
TransDigm Group, Inc.	2,360,412	1,483,519
Airbus SE, non-registered shares	6,827,375	788,265
Raytheon Technologies Corp.	6,734,656	664,845
CSX Corp.	18,319,395	598,861
United Rentals, Inc.[1]	1,612,469	569,250
Boeing Company[1]	3,145,476	562,663
Uber Technologies, Inc.[1]	18,944,947	552,056
HEICO Corp.	2,970,023	482,064
HEICO Corp., Class A	304,677	38,627
Waste Connections, Inc.	3,287,006	474,972
Axon Enterprise, Inc.[1]	2,562,563	471,588
Jacobs Solutions, Inc.	3,695,620	467,644
Safran SA	3,264,456	401,667
Robert Half International, Inc.	4,563,138	359,484
Canadian Pacific Railway, Ltd.	4,327,918	354,500
Chart Industries, Inc.[1,2]	2,436,504	348,396
The Growth Fund of America — Page 4 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Ryanair Holdings PLC (ADR)[1]	4,116,904	$311,609
Ryanair Holdings PLC[1]	315,525	4,289
Delta Air Lines, Inc.[1]	8,839,795	312,663
Saia, Inc.[1]	1,016,249	247,548
United Airlines Holdings, Inc.[1]	4,661,146	205,883
Honeywell International, Inc.	863,683	189,622
Rockwell Automation	670,364	177,124
Union Pacific Corp.	704,291	153,134
L3Harris Technologies, Inc.	655,989	148,962
ABB, Ltd.	4,700,796	148,082
Equifax, Inc.	696,397	137,448
AMETEK, Inc.	930,696	132,550
Advanced Drainage Systems, Inc.	1,253,151	121,881
Dun & Bradstreet Holdings, Inc.	8,932,377	120,230
Trane Technologies PLC	667,371	119,072
Armstrong World Industries, Inc.	1,556,735	118,950
Otis Worldwide Corp.	1,175,681	91,809
Copart, Inc.[1]	994,400	66,187
Simpson Manufacturing Co., Inc.	686,564	63,885
Northrop Grumman Corp.	112,462	59,975
Harmonic Drive Systems, Inc.	1,779,152	48,023
Cummins, Inc.	166,310	41,770
Regal Rexnord Corp.	314,703	41,261
ManpowerGroup, Inc.	357,039	31,248
TFI International, Inc.	96,415	10,466
		19,870,509
Communication services 8.59%
Alphabet, Inc., Class C1	43,472,961	4,410,332
Alphabet, Inc., Class A1	28,872,398	2,915,823
Meta Platforms, Inc., Class A1	33,249,844	3,926,807
Netflix, Inc.[1]	12,615,067	3,854,281
Charter Communications, Inc., Class A1	1,909,216	747,057
Comcast Corp., Class A	12,074,277	442,401
T-Mobile US, Inc.[1]	2,857,829	432,847
Snap, Inc., Class A, nonvoting shares[1]	23,058,914	237,737
Iridium Communications, Inc.[1]	3,946,314	209,549
Frontier Communications Parent, Inc.[1]	7,995,693	206,049
Take-Two Interactive Software, Inc.[1]	1,551,620	163,991
ZoomInfo Technologies, Inc.[1]	4,996,737	142,907
Activision Blizzard, Inc.	1,582,698	117,041
Electronic Arts, Inc.	579,668	75,809
Epic Games, Inc.[1,4,5]	84,249	54,889
Pinterest, Inc., Class A1	1,904,258	48,406
Tencent Holdings, Ltd.	811,800	30,505
ROBLOX Corp., Class A1	619,000	19,666
Yandex NV, Class A1,4	9,341,235	—[6]
		18,036,097
Financials 5.99%
Morgan Stanley	10,108,814	940,827
JPMorgan Chase & Co.	6,542,657	904,064
Wells Fargo & Company	16,984,659	814,414
KKR & Co., Inc.	15,575,180	808,663
Berkshire Hathaway, Inc., Class B1	2,127,729	677,895
The Growth Fund of America — Page 5 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
MSCI, Inc.	1,129,973	$573,834
Progressive Corp.	4,010,417	529,977
Blackstone, Inc., nonvoting shares	5,117,492	468,404
Apollo Asset Management, Inc.	6,715,256	465,972
Marsh & McLennan Companies, Inc.	2,679,271	463,996
S&P Global, Inc.	1,153,816	407,066
American International Group, Inc.	6,435,851	406,167
Bank of America Corp.	10,535,162	398,756
First Republic Bank	3,005,452	383,526
CME Group, Inc., Class A	2,127,770	375,551
BlackRock, Inc.	474,731	339,907
Goldman Sachs Group, Inc.	783,787	302,659
Discover Financial Services	2,639,510	286,017
Chubb, Ltd.	1,287,197	282,656
Arch Capital Group, Ltd.[1]	4,679,136	280,327
LPL Financial Holdings, Inc.	1,093,896	258,936
Western Alliance Bancorporation	3,587,225	245,868
Blue Owl Capital, Inc., Class A	20,899,456	236,164
Essent Group, Ltd.[2]	5,465,000	219,092
AIA Group, Ltd.	19,565,288	199,546
Capital One Financial Corp.	1,907,863	196,968
Signature Bank	1,239,444	172,903
HDFC Bank, Ltd.	4,458,000	88,917
HDFC Bank, Ltd. (ADR)	1,007,000	71,064
Ares Management Corp., Class A	1,610,284	126,230
Trupanion, Inc.[1,3]	1,985,685	103,792
PNC Financial Services Group, Inc.	554,000	93,216
Charles Schwab Corp.	1,024,034	84,524
Focus Financial Partners, Inc., Class A1	2,175,948	83,034
Cullen/Frost Bankers, Inc.	518,211	75,177
SVB Financial Group[1]	324,095	75,119
Nu Holdings, Ltd., Class A1	16,250,792	72,316
Tradeweb Markets, Inc., Class A	1,029,030	63,244
Fifth Third Bancorp	149,700	5,443
Rocket Companies, Inc., Class A	148,500	1,233
		12,583,464
Energy 5.09%
Cenovus Energy, Inc. (CAD denominated)	66,851,177	1,329,420
Cenovus Energy, Inc.	15,756,061	313,388
EOG Resources, Inc.	11,573,175	1,642,581
Pioneer Natural Resources Company	4,866,717	1,148,497
Canadian Natural Resources, Ltd. (CAD denominated)	18,903,110	1,128,579
Halliburton Company	25,242,016	956,420
ConocoPhillips	5,687,596	702,475
Hess Corp.	3,864,492	556,139
Baker Hughes Co., Class A	16,751,793	486,137
Chevron Corp.	2,568,178	470,773
Cheniere Energy, Inc.	1,990,000	348,966
Chesapeake Energy Corp.	3,334,855	345,157
Tourmaline Oil Corp.	5,145,837	313,192
Diamondback Energy, Inc.	1,811,411	268,125
Coterra Energy, Inc.	8,103,535	226,170
Weatherford International[1,2]	4,553,214	197,609
New Fortress Energy, Inc., Class A	3,417,776	173,965
The Growth Fund of America — Page 6 of 13

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Suncor Energy, Inc.[3]	2,317,558	$76,204
Equitrans Midstream Corp.	1,089,167	9,138
		10,692,935
Materials 2.66%
Linde PLC	3,453,739	1,162,114
Freeport-McMoRan, Inc.	23,273,980	926,304
Vale SA (ADR), ordinary nominative shares	41,909,643	691,509
Vale SA, ordinary nominative shares	8,729,222	144,176
Nutrien, Ltd. (CAD denominated)	6,575,240	528,454
Sherwin-Williams Company	2,037,342	507,665
Albemarle Corp.	1,576,937	438,373
Mosaic Co.	5,321,927	273,015
Steel Dynamics, Inc.	2,002,411	208,111
Shin-Etsu Chemical Co., Ltd.	1,548,900	200,652
ATI, Inc.[1]	5,968,619	182,103
Glencore PLC	26,111,660	176,648
Summit Materials, Inc., Class A1	3,771,636	114,243
Corteva, Inc.	547,725	36,785
		5,590,152
Consumer staples 2.31%
Philip Morris International, Inc.	11,780,345	1,174,147
Costco Wholesale Corp.	1,435,196	773,929
Constellation Brands, Inc., Class A	2,425,783	624,275
British American Tobacco PLC	11,564,427	474,549
Archer Daniels Midland Company	4,362,012	425,296
Altria Group, Inc.	5,431,891	253,018
Estée Lauder Companies, Inc., Class A	957,141	225,684
Monster Beverage Corp.[1]	1,601,400	164,720
Reckitt Benckiser Group PLC	2,176,958	157,504
Molson Coors Beverage Company, Class B, restricted voting shares	2,574,742	141,894
Seven & i Holdings Co., Ltd.	3,415,600	139,367
Fever-Tree Drinks PLC[2]	7,436,086	105,811
Performance Food Group Co.[1]	1,644,449	100,279
Kerry Group PLC, Class A	500,532	47,286
Celsius Holdings, Inc.[1]	312,743	34,821
Kroger Co.	138,000	6,788
JUUL Labs, Inc., Class A1,4,5	433,213	3,054
		4,852,422
Utilities 0.91%
PG&E Corp.[1]	80,735,542	1,267,548
AES Corp.	9,535,605	275,770
CenterPoint Energy, Inc.	4,604,819	143,256
Constellation Energy Corp.	1,077,302	103,550
Edison International	670,767	44,714
Exelon Corp.	895,747	37,057
NextEra Energy, Inc.	402,588	34,099
		1,905,994
The Growth Fund of America — Page 7 of 13

unaudited
Common stocks (continued) Real estate 0.17%	Shares	Value (000)
Equinix, Inc. REIT	272,904	$188,481
SBA Communications Corp. REIT, Class A	319,345	95,580
American Tower Corp. REIT	267,183	59,114
		343,175
Total common stocks (cost: $104,082,850,000)		190,735,509
Preferred securities 0.39% Financials 0.16%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	62,208,020	147,433
Fannie Mae, Series T, 8.25% noncumulative preferred shares[1]	6,954,484	14,048
Fannie Mae, Series O, 7.00% noncumulative preferred shares[1]	1,739,366	6,435
Fannie Mae, Series R, 7.625% noncumulative preferred shares[1]	837,675	1,617
Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%), 4.50% noncumulative preferred shares[1]	190,000	342
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,3]	71,426,283	157,138
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares[1]	239,000	492
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[1]	212,500	398
		327,903
Consumer discretionary 0.14%
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,4,5]	1,164,589	106,819
Waymo, LLC, Series B-2, preferred shares[1,4,5]	163,537	15,000
Dr. Ing. h.c. F. Porsche AG., nonvoting non-registered preferred shares[1]	828,584	94,151
GM Cruise Holdings, LLC, Series F, preferred shares[1,4,5]	5,205,500	89,170
		305,140
Information technology 0.07%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,366,500	58,791
Tipalti Solutions, Ltd., Series F, preferred shares[1,4,5]	3,800,381	31,049
Chime Financial, Inc., Series G, preferred shares[1,4,5]	1,433,730	22,853
PsiQuantum Corp., Series D, preferred shares[1,4,5]	613,889	16,587
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4,5]	376,444	10,503
		139,783
Industrials 0.02%
ABL Space Systems Co., Series B2, preferred shares[1,4,5]	576,000	33,293
Einride AB, Series C, preferred shares[1,4,5]	214,305	7,286
		40,579
Total preferred securities (cost: $1,405,452,000)		813,405
Rights & warrants 0.01% Energy 0.01%
Cenovus Energy, Inc., warrants, expire 1/1/2026[1]	1,056,329	15,847
Total rights & warrants (cost: $3,560,000)		15,847
Convertible stocks 0.02% Financials 0.02%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	624,711	39,263
Total convertible stocks (cost: $38,526,000)		39,263
The Growth Fund of America — Page 8 of 13

unaudited
Convertible bonds & notes 0.01% Consumer discretionary 0.01%	Principal amount (000)	Value (000)
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 6/15/2023[2]	USD15,692	$16,516
Industrials 0.00%
Einride AB, convertible notes, 7.00% 2/1/2023[4,5]	8,500	8,500
Total convertible bonds & notes (cost: $24,115,000)		25,016
Short-term securities 8.51% Money market investments 8.34%	Shares
Capital Group Central Cash Fund 3.94%[2,7]	175,219,006	17,520,149
Money market investments purchased with collateral from securities on loan 0.17%
Capital Group Central Cash Fund 3.94%[2,7,8]	2,423,955	242,371
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.74%[7,8]	58,411,103	58,411
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.73%[7,8]	56,321,113	56,321
		357,103
Total short-term securities (cost: $17,876,037,000)		17,877,252
Total investment securities 99.78% (cost: $123,430,540,000)		209,506,292
Other assets less liabilities 0.22%		460,085
Net assets 100.00%		$209,966,377
Investments in affiliates2

	Value of affiliates at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 11/30/2022 (000)	Dividend or interest income (000)
Common stocks 5.83%
Information technology 0.32%
Wolfspeed, Inc.[1]	$665,758	$174,736	$62,654	$(3,623)	$(102,246)	$671,971	$—
MongoDB, Inc., Class A1,9	1,602,235	18,303	466,498	(39,512)	(816,940)	—	—
						671,971
Consumer discretionary 2.73%
D.R. Horton, Inc.	1,100,035	159,512	1,070	929	244,125	1,503,531	—
Royal Caribbean Cruises, Ltd.[1]	364,007	523,054	448	245	315,058	1,201,916	—
Caesars Entertainment, Inc.[1]	731,375	34,294	772	135	133,486	898,518	—
NVR, Inc.[1]	751,119	—	729	353	90,105	840,848	—
Polaris, Inc.	437,326	—	411	56	2,990	439,961	2,469
Mattel, Inc.[1]	513,000	51,034	50,869	(9,632)	(81,806)	421,727	—
Floor & Decor Holdings, Inc., Class A1	457,895	—	449	249	(38,072)	419,623	—
						5,726,124
Health care 1.24%
Alnylam Pharmaceuticals, Inc.[1]	1,254,316	189,941	1,277	601	104,688	1,548,269	—
NovoCure, Ltd.[1]	571,177	6,185	587	310	(37,382)	539,703	—
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	531,464	—	508	81	(15,932)	515,105	—
						2,603,077
The Growth Fund of America — Page 9 of 13

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 11/30/2022 (000)	Dividend or interest income (000)
Industrials 1.29%
Carrier Global Corp.	$2,102,542	$—	$12,453	$(2,021)	$281,085	$2,369,153	$8,054
Chart Industries, Inc.[1]	420,355	50,321	410	144	(122,014)	348,396	—
Old Dominion Freight Line, Inc.[9]	1,519,417	185,225	228,583	(14,519)	175,535	—	1,679
						2,717,549
Financials 0.11%
Essent Group, Ltd.	218,751	—	209	—[6]	550	219,092	1,257
Energy 0.09%
Weatherford International[1]	128,248	—	133	44	69,450	197,609	—
Consumer staples 0.05%
Fever-Tree Drinks PLC	78,906	—	74	(45)	27,024	105,811	456
Total common stocks						12,241,233
Convertible bonds & notes 0.01%
Consumer discretionary 0.01%
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 6/15/2023	15,513	—	15	—[6]	1,018	16,516	200
Short-term securities 8.46%
Money market investments 8.34%
Capital Group Central Cash Fund 3.94%[7]	14,830,410	7,486,981	4,798,539	(898)	2,195	17,520,149	108,419
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 3.94%[7,8]	231,424	10,947[10]				242,371	—[11]
Total short-term securities						17,762,520
Total 14.30%				$(67,103)	$232,917	$30,020,269	$122,534
Restricted securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,4]	5/1/2020	$100,000	$106,819.05%
Waymo, LLC, Series B-2, preferred shares[1,4]	6/11/2021	15,000	15,000.01
Verily Life Sciences, LLC[1,4]	12/21/2018	83,000	101,444.05
GM Cruise Holdings, LLC, Series F, preferred shares[1,4]	5/7/2020	95,000	89,170.04
Epic Games, Inc.[1,4]	3/29/2021	74,560	54,889.03
Stripe, Inc., Class B1,4	5/6/2021	45,080	31,343.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4]	3/15/2021	15,105	10,503.01
ABL Space Systems Co., Series B2, preferred shares[1,4]	10/22/2021	39,166	33,293.01
Tipalti Solutions, Ltd., Series F, preferred shares[1,4]	12/1/2021	65,064	31,049.01
Chime Financial, Inc., Series G, preferred shares[1,4]	8/24/2021	99,027	22,853.01
PsiQuantum Corp., Series D, preferred shares[1,4]	5/28/2021	16,100	16,587.01
Einride AB, convertible notes, 7.00% 2/1/2023[4]	1/7/2022	8,500	8,500.01
Einride AB, Series C, preferred shares[1,4]	11/23/2022	7,286	7,286.00
JUUL Labs, Inc., Class A1,4	4/8/2019	120,000	3,054.00
Total		$782,888	$531,790.25%
The Growth Fund of America — Page 10 of 13

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $384,881,000, which represented .18% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $531,790,000, which represented .25% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 11/30/2022.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Affiliated issuer during the reporting period but no longer an affiliate at 11/30/2022. Refer to the investment portfolio for the security value at 11/30/2022.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
The Growth Fund of America — Page 11 of 13

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$38,826,261	$4,063,021	$31,343	$42,920,625
Consumer discretionary	38,703,401	3,652,752	—	42,356,153
Health care	30,879,437	603,102	101,444	31,583,983
Industrials	18,480,183	1,390,326	—	19,870,509
Communication services	17,950,703	30,505	54,889	18,036,097
Financials	12,295,001	288,463	—	12,583,464
Energy	10,692,935	—	—	10,692,935
Materials	5,212,852	377,300	—	5,590,152
Consumer staples	3,924,851	924,517	3,054	4,852,422
Utilities	1,905,994	—	—	1,905,994
Real estate	343,175	—	—	343,175
Preferred securities	327,903	152,942	332,560	813,405
Rights & warrants	15,847	—	—	15,847
Convertible stocks	39,263	—	—	39,263
Convertible bonds & notes	—	16,516	8,500	25,016
Short-term securities	17,877,252	—	—	17,877,252
Total	$197,475,058	$11,499,444	$531,790	$209,506,292
The Growth Fund of America — Page 12 of 13

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-005-0123O-S89771	The Growth Fund of America — Page 13 of 13